Related Party Transactions - Additional Information (Details) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2023	Jul. 28, 2021	Apr. 17, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Apr. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2023	Mar. 12, 2023	Jan. 12, 2023	Aug. 06, 2021	Dec. 31, 2020
Related Party Transaction Line Items
Units profit interest percentage			0.50%
Entity Affiliated To ADEX Chief Financial Officer [Member]
Related Party Transaction Line Items
Percentage of the awards subject to accelarated vesting								0.50%
Estimated liabilities related to share based transaction													$ 12,000
ADIT EDTECH ACQUISITION CORP [Member]
Related Party Transaction Line Items
Loans Payable Current																	$ 444,136
Share holding period upon closing of business combination											1 year		1 year
Common stock price per share									$ 12		$ 12		$ 12
Number of trading days											30 days		30 days
Number of consecutive trading days											20 days		20 days
Minimum share holding period upon closing of business combination											150 days		150 days
Units profit interest percentage			0.50%
Related party transaction, description			The cash payment will be due and payable upon the closing of the Merger.
Related party transaction, vesting description											The units vested as to one-fourth on April 16, 2022, and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified IPO, or other change of control transaction.		The units vested as to one-fourth on April 16, 2022 and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.
Related party transaction for deferred administrative service fees and operating costs											$ 218,000		$ 139,000	$ 19,000
Repayments to sponsor														150,000
Exercise price per warrant													$ 1
ADIT EDTECH ACQUISITION CORP [Member] | GRIID Infrastructure LLC
Related Party Transaction Line Items
Loans Payable Current																	1,478,272
Interest expense, debt									$ 12,457		20,956
Aggregate principal amount																	1,800,000
ADIT EDTECH ACQUISITION CORP [Member] | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party transaction, total cost incurred under agreement									$ 30,000	$ 90,000	$ 30,000	$ 90,000	$ 120,000	120,000
ADIT EDTECH ACQUISITION CORP [Member] | GRIID
Related Party Transaction Line Items
Number of days after the due date for the default to be remedied	5 days
ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note
Related Party Transaction Line Items
Loans Payable Current																	1,478,272
ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount						$ 150,000
Debt instrument, payment terms													The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note).
Debt instrument, maturity date						Jun. 30, 2021
Repayments to sponsor		$ 150,000
ADIT EDTECH ACQUISITION CORP [Member] | New Promissory Note
Related Party Transaction Line Items
Working capital loans outstanding													$ 300,000	150,000
ADIT EDTECH ACQUISITION CORP [Member] | New Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party													300,000	150,000
Aggregate principal amount																		$ 300,000
Exercise price per warrant																		$ 1
ADIT EDTECH ACQUISITION CORP [Member] | Sponsor Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount						$ 150,000
Debt instrument, payment terms											The Sponsor Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Sponsor Note).
Debt instrument, maturity date						Jun. 30, 2021
Repayments to sponsor		$ 150,000
ADIT EDTECH ACQUISITION CORP [Member] | Working Capital Note
Related Party Transaction Line Items
Exercise price per warrant									$ 1		$ 1
Working capital loans outstanding													300,000
ADIT EDTECH ACQUISITION CORP [Member] | Working Capital Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount																		$ 300,000
Exercise price per warrant																		$ 1
Due to related party company borrowed under working capital note									$ 502,683		$ 502,683		300,000
ADIT EDTECH ACQUISITION CORP [Member] | Maximum
Related Party Transaction Line Items
Warrants issuable on notes conversion upon completion of business combination													2,000,000
ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Promissory Note
Related Party Transaction Line Items
Aggregate principal amount																	1,800,000
ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Working Capital Note
Related Party Transaction Line Items
Warrants issuable on notes conversion upon completion of business combination									2,000,000		2,000,000
ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Working Capital Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount																$ 1,000,000
ADIT EDTECH ACQUISITION CORP [Member] | Subsequent Event | Promissory Note | GRIID Infrastructure LLC
Related Party Transaction Line Items
Loans Payable Current															$ 1,478,272
ADIT EDTECH ACQUISITION CORP [Member] | Subsequent Event | Maximum | Promissory Note
Related Party Transaction Line Items
Aggregate principal amount																	$ 900,000
ADIT EDTECH ACQUISITION CORP [Member] | Subsequent Event | Maximum | Amended and Restated Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party																1,000,000
ADIT EDTECH ACQUISITION CORP [Member] | Subsequent Event | Minimum | Amended and Restated Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party																$ 300,000
Helix Digital Partners [Member]
Related Party Transaction Line Items
Accrued expenses as per agreement													35,000	0
Helix Digital Partners [Member] | Development And Operation Agreement [Member]
Related Party Transaction Line Items
Fuel costs											28,000	$ 261,000	340,000
Accrued expenses as per agreement									59,000		59,000		5,000
Related Party
Related Party Transaction Line Items
Payable to related parties			$ 400,000
Related Party | ADIT EDTECH ACQUISITION CORP [Member]
Related Party Transaction Line Items
Payable to related parties			$ 400,000
Related Party | ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party																			$ 150,000
Related Party | ADIT EDTECH ACQUISITION CORP [Member] | Sponsor Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party									$ 0		$ 0		$ 0	$ 0					$ 150,000
Related Party | ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party transaction, administrative service fee per month				$ 10,000
Founder Shares | ADIT EDTECH ACQUISITION CORP [Member]
Related Party Transaction Line Items
Issuance of common stock, shares				6,900,000
Common stock dividend, shares				1,150,000
Ownership percentage of initial stockholders				20.00%
Common stock, shares not subject to forfeiture				900,000
Founder Shares | ADIT EDTECH ACQUISITION CORP [Member] | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Issuance of common stock, shares							5,750,000
Founder Shares | ADIT EDTECH ACQUISITION CORP [Member] | Director
Related Party Transaction Line Items
Issuance of common stock, shares					10,000
Founder Shares | ADIT EDTECH ACQUISITION CORP [Member] | Industry Advisors
Related Party Transaction Line Items
Issuance of common stock, shares					7,500
Founder Shares | ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Advisor
Related Party Transaction Line Items
Common stock, shares subject to forfeiture				900,000
Founder Shares | Related Party | ADIT EDTECH ACQUISITION CORP [Member] | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party offering costs							$ 25,000